Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [line items]
Effective tax rate		8.80%	5.50%
Impact on tax rate changes		$ 4.7
UNITED STATES
Disclosure of income taxes [line items]
Corporate income tax rate		35.00%
UNITED STATES | Tax Cuts and Jobs Act [member]
Disclosure of income taxes [line items]
Corporate income tax rate	21.00%